Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Nov. 10, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	45,000,000	45,000,000		45,000,000
Preferred stock, shares issued	29,057,097	29,057,097		0
Preferred stock, shares outstanding	29,057,097	29,057,097		0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	740,000,000	740,000,000	740,000,000	740,000,000
Common stock, shares issued	145,811,298	141,348,856		132,858,484
Common stock, shares outstanding	145,811,298	141,348,856		132,858,484